Performance Management - The Cook & Bynum Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
On October 4, 2024 The Cook & Bynum Fund (the "Predecessor Fund") was reorganized from The Cook & Bynum Funds Trust into World Funds Trust, which resulted in the acquisition of the Predecessor Fund by the Fund.

The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart below shows the Fund’s year to year performance for the most recent ten years ending December 31. The table shows how the Fund’s average annual total returns for 1, 5, and 10 years and since inception compare with those of a broad-based securities market index, the MSCI All Country World Net Total Return Index (“MSCI ACWI Net Index”). The MSCI ACWI Net Index is a free float-adjusted market capitalization index and is shown to compare the Fund’s performance to the global equity market performance among developed and developing markets. Most global indices are free float-adjusted market capitalization weighted, which reduces the weight of closely held companies with low market float in the indices and improves their ability to track the accessible market. The average annual total returns for the MSCI ACWI presume the reinvestment of all dividends. The Predecessor Fund was managed with the same investment objective, and investment policies and restrictions that were substantially similar to those of the Fund. The Fund’s principal strategies are substantially similar to the strategies of the Predecessor Fund over the performance period shown. Cook & Bynum Capital Management, LLC has served as the Fund's investment adviser since its inception in 2009. Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.cookandbynum.com/cobyx or by calling the Fund’s toll-free number at 1‑877-839-COBY (2629).

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart is intended to help you understand the risks of investing in the Fund. The bar chart below shows the Fund’s year to year performance for the most recent ten years ending December 31. The table shows how the Fund’s average annual total returns for 1, 5, and 10 years and since inception compare with those of a broad-based securities market index, the MSCI All Country World Net Total Return Index (“MSCI ACWI Net Index”).
Bar Chart [Heading]	Annual Returns (For each year ended December 31)The Cook & Bynum FundCalendar Year Total Return
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 21.33%(quarter ending December 31, 2022) and the lowest return for a quarter was -24.61% (quarter ending March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.33%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates, but do not reflect the impact of applicable U.S. state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates, but do not reflect the impact of applicable U.S. state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Performance Availability Website Address [Text]	www.cookandbynum.com/cobyx
Performance Availability Phone [Text]	1‑877-839-COBY (2629)